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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO  63128



                                                     September 7, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

     Re: General American Separate Account Two
         File No. 811-2162

Commissioners:

     Semi-Annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.



                                                Sincerely,


                                                /s/ Michele H. Abate
                                                Michele H. Abate